Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Other current liabilities
Schedule of other current liabilities

	As of
	December 31,	June 30,
	2019	2020
	$	$
Payroll	9,590	7,521
Professional service fee	774	1,510
Payables for purchase of property and equipment	416	984
Accrued rebate to distributors	—	812
Others (note (i))	2,394	4,923
	13,174	15,750